Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)
Operating segment data
Aeronautical revenues	$ 261,492	$ 5,140,052	$ 4,347,031	$ 3,872,735
Non-aeronautical revenues	82,695	1,625,497	1,456,338	1,332,762
Construction services revenues	58,072	1,141,505	1,326,458	344,772
Depreciation and amortization	17,894	351,745	299,205	276,634
Major maintenance provision	12,649	248,636	291,038	262,871
Allowance for doubtful accounts		(5,960)	(10,561)	749
Operating income	210,237	4,132,536	3,239,119	2,783,554
Interest expense	16,562	325,557	352,822	330,694
Interest income	(9,874)	(194,091)	(127,290)	(199,600)
Income tax	57,050	1,121,403	813,073	746,782
Assets per segment	793,142		14,200,800	13,545,323	$ 15,590,484
Liabilities per segment	360,111		6,971,485	6,858,343	7,078,557
Capital investments			1,581,959	529,393	1,314,363
Investment in airport concessions	$ 435,816		7,648,417	6,513,514	8,566,656
Operating segments
Operating segment data
Aeronautical revenues		5,156,278	4,362,489	3,887,358
Non-aeronautical revenues		5,837,172	5,303,815	6,060,296
Construction services revenues		1,187,327	1,337,418	353,339
Depreciation and amortization		351,745	299,205	276,634
Operating income		5,786,625	4,500,865	3,894,146
Assets per segment			26,836,067	25,146,912	29,841,460
Liabilities per segment			8,475,300	7,572,653	9,260,713
Capital investments			1,590,151	537,960	1,360,185
Investment in airport concessions			7,656,609	6,510,746	8,620,671
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		2,447,993	2,046,097	1,799,823
Non-aeronautical revenues		649,393	547,586	560,016
Construction services revenues		232,698	367,214	97,631
Depreciation and amortization		103,454	84,132	76,016
Operating income		815,055	518,737	473,916
Assets per segment			4,993,403	4,868,188	5,350,950
Liabilities per segment			826,644	658,768	742,350
Capital investments			505,445	98,585	282,514
Investment in airport concessions			2,785,385	2,492,242	2,935,333
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		182,663	158,448	149,214
Non-aeronautical revenues		34,279	34,089	30,446
Construction services revenues		279,099	372,253	76,772
Depreciation and amortization		33,125	20,105	19,466
Operating income		43,460	38,531	39,461
Assets per segment			1,197,164	1,085,908	1,415,909
Liabilities per segment			282,120	113,528	467,444
Capital investments			372,253	77,069	279,099
Investment in airport concessions			996,944	641,082	1,246,261
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		276,126	249,479	221,522
Non-aeronautical revenues		46,754	47,819	46,879
Construction services revenues		31,308	30,205	19,527
Depreciation and amortization		16,594	15,815	15,458
Operating income		81,654	59,470	55,052
Assets per segment			1,128,244	1,021,766	1,256,447
Liabilities per segment			150,567	128,287	164,075
Capital investments			30,223	19,632	31,306
Investment in airport concessions			508,123	492,692	523,655
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		167,578	167,550	141,091
Non-aeronautical revenues		22,934	27,334	26,280
Construction services revenues		13,534	28,039	25,699
Depreciation and amortization		18,266	17,347	16,680
Operating income		43,595	38,977	35,945
Assets per segment			596,780	596,541	617,071
Liabilities per segment			116,609	114,706	117,245
Capital investments			28,138	25,822	13,587
Investment in airport concessions			520,632	507,683	518,134
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		364,755	308,746	272,921
Non-aeronautical revenues		56,128	52,742	48,374
Construction services revenues		141,546	122,412	16,061
Depreciation and amortization		13,462	12,682	11,853
Operating income		103,980	72,298	64,258
Assets per segment			903,724	793,881	874,960
Liabilities per segment			213,533	170,004	170,457
Capital investments			122,448	16,202	141,908
Investment in airport concessions			460,816	349,021	590,944
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		539,540	409,399	351,096
Non-aeronautical revenues		57,313	53,296	48,280
Construction services revenues		33,888	43,362	9,608
Depreciation and amortization		17,408	16,147	16,006
Operating income		145,767	92,556	79,875
Assets per segment			816,623	726,063	978,514
Liabilities per segment			126,234	117,342	153,687
Capital investments			44,389	9,896	34,035
Investment in airport concessions			508,523	479,351	526,881
Operating segments | Durango
Operating segment data
Aeronautical revenues		112,310	100,884	98,550
Non-aeronautical revenues		10,822	11,061	11,026
Construction services revenues		13,788	19,974	4,381
Depreciation and amortization		6,558	6,140	5,965
Operating income		29,339	22,389	19,017
Assets per segment			292,704	290,258	294,355
Liabilities per segment			67,734	58,281	76,831
Capital investments			19,991	4,478	13,788
Investment in airport concessions			170,869	155,540	179,567
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		167,030	149,823	130,337
Non-aeronautical revenues		30,275	24,603	23,666
Construction services revenues		231,726	108,756	24,456
Depreciation and amortization		8,711	7,934	7,105
Operating income		39,665	29,078	30,801
Assets per segment			449,272	293,618	635,811
Liabilities per segment			232,186	89,123	385,551
Capital investments			108,756	24,553	231,726
Investment in airport concessions			316,361	214,064	540,721
Operating segments | Tampico
Operating segment data
Aeronautical revenues		190,502	171,550	162,389
Non-aeronautical revenues		26,891	25,859	22,735
Construction services revenues		26,169	46,740	32,053
Depreciation and amortization		8,604	7,697	6,567
Operating income		47,618	39,483	37,025
Assets per segment			316,409	306,466	333,070
Liabilities per segment			83,646	90,438	75,739
Capital investments			46,740	32,157	26,169
Investment in airport concessions			254,622	214,318	273,340
Operating segments | Torreon
Operating segment data
Aeronautical revenues		184,396	156,158	151,251
Non-aeronautical revenues		22,655	22,478	20,087
Construction services revenues		19,990	20,018	5,722
Depreciation and amortization		9,426	8,726	8,515
Operating income		48,883	35,743	34,268
Assets per segment			371,887	372,001	352,659
Liabilities per segment			111,569	90,046	111,946
Capital investments			20,018	5,834	19,990
Investment in airport concessions			264,450	251,932	276,164
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		105,626	95,153	87,616
Non-aeronautical revenues		11,935	12,172	10,120
Construction services revenues		9,655	19,175	7,677
Depreciation and amortization		7,460	6,815	6,656
Operating income		27,667	19,354	19,547
Assets per segment			276,803	286,407	261,320
Liabilities per segment			90,328	74,939	86,236
Capital investments			19,175	7,789	9,656
Investment in airport concessions			208,814	195,325	212,093
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		310,892	244,891	208,042
Non-aeronautical revenues		45,287	40,676	34,351
Construction services revenues		9,096	31,917	9,905
Depreciation and amortization		11,631	11,103	10,334
Operating income		89,551	57,113	48,478
Assets per segment			480,320	452,024	496,472
Liabilities per segment			124,745	111,710	153,823
Capital investments			33,404	10,005	9,096
Investment in airport concessions			355,659	334,050	353,807
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		106,867	104,311	113,506
Non-aeronautical revenues		14,810	15,094	14,150
Construction services revenues		144,830	127,353	23,847
Depreciation and amortization		7,909	6,616	6,290
Operating income		30,104	23,881	25,539
Assets per segment			440,857	282,249	567,054
Liabilities per segment			208,144	67,237	309,368
Capital investments			127,353	23,944	153,562
Investment in airport concessions			305,411	183,446	443,771
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		246,065	250,777	227,884
Depreciation and amortization		22,969	20,799	20,739
Operating income		67,250	75,797	68,595
Assets per segment			289,844	290,685	308,727
Liabilities per segment			32,374	85,543	29,626
Capital investments			1,338	2,095	5,772
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		100,051	90,875	83,625
Depreciation and amortization		10,840	10,111	9,268
Operating income		28,973	25,680	22,222
Assets per segment			250,264	234,123	248,633
Liabilities per segment			8,857	15,996	7,260
Capital investments			9,090	13,410	5,208
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		28,190	12,914	4,952
Depreciation and amortization		14,260	9,200	3,416
Operating income		8,276	(1,767)	(3,063)
Assets per segment			242,220	194,209	344,931
Liabilities per segment			43,260	32,577	139,277
Capital investments			70,726	104,326	97,153
Operating segments | Other
Operating segment data
Non-aeronautical revenues		4,433,390	4,034,440	4,847,425
Depreciation and amortization		41,068	37,836	36,300
Operating income		4,135,788	3,353,545	2,843,210
Assets per segment			13,789,549	13,052,525	15,504,577
Liabilities per segment			5,756,750	5,554,128	6,069,798
Capital investments			30,664	62,163	5,616
Eliminations
Operating segment data
Aeronautical revenues		(16,226)	(15,458)	(14,623)
Non-aeronautical revenues		(4,211,675)	(3,847,477)	(4,727,534)
Construction services revenues		(45,822)	(10,960)	(8,567)
Operating income		$ (1,654,089)	(1,261,746)	(1,110,592)
Assets per segment			(12,635,267)	(11,601,589)	(14,250,976)
Liabilities per segment			(1,503,815)	(714,310)	(2,182,156)
Capital investments			(8,192)	(8,567)	(45,822)
Investment in airport concessions			$ (8,192)	$ 2,768	$ (54,015)